Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Deferred Tax Assets, Capital Loss Carryforwards	$ 37,867
Reserves and allowances	38,441,000	$ 50,716,000
Inventory allowances	3,730,000	3,267,000
Property, plant and equipment	(2,621,000)	(6,859,000)
Others	32,553,000	32,704,000
Net operating loss carry-forwards	14,141,000	15,892,000
Gross deferred tax assets	86,244,000	95,720,000
Valuation allowance	(6,605,000)	(6,540,000)
Net deferred tax assets	79,639,000	89,180,000
Intangible assets	(6,538,000)	(5,753,000)
Property, plant and equipment	(11,775,000)	(14,577,000)
Reserves and allowances	(4,701,000)	(6,575,000)
Net deferred tax liabilities	(23,014,000)	(26,905,000)
Net deferred tax assets	56,625,000	62,275,000
Current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	13,496,000	14,070,000
Inventory allowances	3,730,000	3,267,000
Property, plant and equipment	276,000	158,000
Others	13,132,000	16,012,000
Net operating loss carry-forwards	1,893,000	3,950,000
Gross deferred tax assets	32,527,000	37,457,000
Valuation allowance	(191,000)	(896,000)
Net deferred tax assets	32,336,000	36,561,000
Intangible assets	0	0
Property, plant and equipment	(19,000)	(6,000)
Reserves and allowances	(1,781,000)	(539,000)
Net deferred tax liabilities	(1,800,000)	(545,000)
Net deferred tax assets	30,536,000	36,016,000
Non-current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	24,945,000	36,646,000
Inventory allowances	0	0
Property, plant and equipment	(2,897,000)	(7,017,000)
Others	19,421,000	16,692,000
Net operating loss carry-forwards	12,248,000	11,942,000
Gross deferred tax assets	53,717,000	58,263,000
Valuation allowance	(6,414,000)	(5,644,000)
Net deferred tax assets	47,303,000	52,619,000
Intangible assets	(6,538,000)	(5,753,000)
Property, plant and equipment	(11,756,000)	(14,571,000)
Reserves and allowances	(2,920,000)	(6,036,000)
Net deferred tax liabilities	(21,214,000)	(26,360,000)
Net deferred tax assets	$ 26,089,000	$ 26,259,000